Property, plant and equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from government grants	$ 3.1	$ 3.1	$ 0.0
Arizona [Member] | Cash-generating units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital works in progress - ROU assets (costs)		$ 3.8	$ 4.5